Offerings	Aug. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value of $0.001 per share
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	4.62
Maximum Aggregate Offering Price	$ 18,480,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,552.09
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares as may become issuable upon any future stock splits, stock dividends or similar transaction with respect to the shares being registered hereunder. (b) Amount registered represents shares reserved for issuance for future awards under the Nova Minerals Corp Equity Incentive Plan. (c) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high ($4.75) and low ($4.48) prices of the registrant's common stock reported on NYSE American LLC on July 28, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value of $0.001 per share
Amount Registered | shares	1,281,244
Proposed Maximum Offering Price per Unit	3.81
Maximum Aggregate Offering Price	$ 4,881,539.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 674.14
Offering Note	(a) Pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of shares of common stock as may become issuable upon any future stock splits, stock dividends or similar transaction with respect to the shares being registered hereunder. (b) Represents shares underlying certain outstanding options previously granted pursuant to non-plan option agreements. (c) Proposed maximum offering price per share estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, based on the weighted average exercise prices of the outstanding options.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value of $0.001 per share
Amount Registered | shares	199,995
Proposed Maximum Offering Price per Unit	4.62
Maximum Aggregate Offering Price	$ 923,976.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 127.60
Offering Note	(a) Pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of shares of common stock as may become issuable upon any future stock splits, stock dividends or similar transaction with respect to the shares being registered hereunder. (b) Amount registered represents shares underlying certain outstanding performance rights previously granted pursuant to non-plan performance rights agreements. (c) Proposed maximum offering price per share estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high ($4.75) and low ($4.48) prices of the registrant's common stock reported on NYSE American LLC on July 28, 2026.